Note 8 - Stock-based Compensation - Options Outstanding (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Options outstanding (in shares)	607	607	607
Options outstanding, weighted average remaining contractual life (Year)		8 years 2 months 4 days	8 years 8 months 4 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 14,410.36	$ 14,410.36	$ 14,410.36
Options exercisable (in shares)	607	607	180
Options excercisable, weighted average remaining contractual life (Year)		8 years 2 months 4 days	7 years 4 months 6 days
Exercise Price Range 1 [Member]
Per share exercise price, lower limit (in dollars per share)		$ 300	$ 300
Options outstanding (in shares)	503	503	503
Options outstanding, weighted average remaining contractual life (Year)		8 years 9 months	9 years 2 months 26 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 300	$ 300	$ 300
Options exercisable (in shares)	503	503	78
Options excercisable, weighted average remaining contractual life (Year)		8 years 9 months	9 years 2 months 26 days
Exercise Price Range 2 [Member]
Per share exercise price, lower limit (in dollars per share)		$ 5,280	$ 5,280
Options outstanding (in shares)	39	39	39
Options outstanding, weighted average remaining contractual life (Year)		6 years 6 months	7 years
Options outstanding, weighted average exercise price (in dollars per share)	$ 5,280	$ 5,280	$ 5,280
Options exercisable (in shares)	39	39	39
Options excercisable, weighted average remaining contractual life (Year)		6 years 6 months	7 years
Per share exercise price, upper limit (in dollars per share)		$ 7,709	$ 7,709
Exercise Price Range 3 [Member]
Per share exercise price, lower limit (in dollars per share)		$ 26,400	$ 26,400
Options outstanding (in shares)	37	37	37
Options outstanding, weighted average remaining contractual life (Year)		4 years 9 months 14 days	5 years 3 months 14 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 79,787.03	$ 79,787.03	$ 79,787.03
Options exercisable (in shares)	37	37	35
Options excercisable, weighted average remaining contractual life (Year)		4 years 9 months 14 days	5 years 2 months 4 days
Per share exercise price, upper limit (in dollars per share)		$ 98,160	$ 98,160
Exercise Price Range 4 [Member]
Per share exercise price, lower limit (in dollars per share)	$ 100,080		$ 100,080
Options outstanding (in shares)	28	28	28
Options outstanding, weighted average remaining contractual life (Year)		4 years 9 months 14 days	5 years 3 months 14 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 194,220	$ 194,220	$ 194,220
Options exercisable (in shares)	28	28	28
Options excercisable, weighted average remaining contractual life (Year)		4 years 9 months 14 days	5 years 3 months 14 days
Per share exercise price, upper limit (in dollars per share)		$ 362,400	$ 362,400